BORROWED MONEY (Details 2) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
BORROWINGS FROM THE FEDERAL RESERVE BANK
Ability to borrow funds equal to percentage of total assets	35.00%
FHLB advances outstanding	$ 170,500,000	$ 167,900,000
Additional borrowing capacity available under the arrangement	111,000,000
Federal Reserve Bank Advances
BORROWINGS FROM THE FEDERAL RESERVE BANK
Additional borrowing capacity available under the arrangement	157,500,000
Federal Reserve Bank Advances | Commercial Loan
BORROWINGS FROM THE FEDERAL RESERVE BANK
Loans assigned as collateral	212,400,000
Outstanding borrowings	$ 0